Mineral Property Interests (Tables)	12 Months Ended
Dec. 31, 2019
Mineral Property Interests
Schedule of mineral property interests
	Canada					USA
	British Columbia			Nunavut		Nevada
	New Polaris	Windfall Hills	Princeton	Hard Cash	Nigel	Fondaway Canyon	Corral Canyon	Other	Total
	(Note 8(a)(i))	(Note 8(a)(ii))	(Note 8(a)(iv))	(Note 8(a)(v))	(Note 8(a)(v))	(Notes 8(b)(i))	(Note 8(b)(ii))	(Note 8(c))

Acquisition Costs:

Balance, December 31, 2017	$3,875	$374	$-	$-	$-	$2,173	$-	$-	$6,422
Additions, net of recoveries	6	-	-	9	2	12	23	10	62
Foreign currency translation adjustment	7	(30)	-	-	-	(175)	-	-	(198)
Balance, December 31, 2018	3,888	344	-	9	2	2,010	23	10	6,286
Additions	18	-	20	21	3	-	-	-	62
Recovery	-	-	-	-	-	-	-	(3)	(3)
Write off	-	-	-	-	-	-	-	(7)	(7)
Foreign currency translation adjustment	8	17	-	1	-	102	1	-	129
Balance, December 31, 2019	$3,914	$361	$20	$31	$5	$2,112	$24	$-	$6,467

Deferred Exploration Expenditures:

Balance, December 31, 2017	$6,431	$522	$-	$-	$-	$1,090	$-	$-	$8,043
Additions, net of recoveries	88	150	69	120	-	351	1	-	779
Foreign currency translation adjustment	(741)	(42)	-	-	-	(88)	-	-	(871)
Balance, December 31, 2018	5,778	630	69	120	-	1,353	1	-	7,951
Additions, net of recoveries	133	8	116	211	-	159	501		1,128
Foreign currency translation adjustment	427	32	3	6	-	68	1		537
Balance, December 31, 2019	$6,338	$670	$188	$337	$-	$1,580	$503	$-	$9,616

Mineral property interests:
Balance, December 31, 2018	$9,666	$974	$69	$129	$2	$3,363	$24	$10	$14,237
Balance, December 31, 2019	10,252	1,031	208	368	5	3,692	527	-	16,083

Schedule of expenditure options
	Cash	Exploration	Cash	Annual	Number of
	Payments	Expenditures	Payments	Payments	Shares
	(CADS$000)	(CADS$000)	(US$000)	(US$000)

New Polaris (Note 8(a)(i)):
Net profit interest reduction or buydown	$-	$-	$-	$-	150,000

Fondaway Canyon (Note 8(b)(i)):
Advance royalty payment for buyout of 3% net smelter return (1)	-	-	-	35	-
Buyout provision for net smelter return of 2% (2)	-	-	2,000	-	-

Windfall Hills (Note 8(a)(ii)):
Buyout provision for net smelter return of 1.5%	1,000	-	-	-	-
Reduction of net smelter return of 2% to 1%	-	-	500	-	-

Princeton (Note 8(a)(iv)):
On or before:
December 31, 2020	-	244	-	-	-
March 16, 2021	25	-	-	-	-
Buyout provision for net smelter return of 1%	1,000	-	-	-	-
Reduction of net smelter return of 2% to 1%	1,000	-	-	-	-

Hard Cash and Nigel (Note 8(a)(v)):
On or before:
November 23, 2020	30	-	-	-	300,000
November 23, 2021	40	-	-	-	400,000
November 23, 2022	50	-	-	-	500,000
Reduction of net smelter return of 2% to 1%	1,000	-	-	-	-

	$4,145	$244	$2,500	$35	1,350,000